Group statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018 [1]	Mar. 31, 2017	Mar. 31, 2016
Statement Of Comprehensive Income [Abstract]
Profit for the year	[2]	£ 2,032	£ 1,908	£ 2,466
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation		1,684	(2,789)	755
Tax on pension remeasurements		(263)	416	(240)
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations		(188)	237	29
Fair value movements on available-for-sale assets		11	(3)	(2)
Fair value movements on cash flow hedges:
– net fair value gains (losses)		(368)	884	381
– recognised in income and expense	[2]	277	(938)	(230)
Tax on components of other comprehensive income that have been or may be reclassified		1	29	5
Other comprehensive income (loss) for the year, net of tax		1,154	(2,164)	698
Total comprehensive income (loss) for the year	[2]	£ 3,186	£ (256)	£ 3,164

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.